Debt	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Debt
DEBT

As of September 30, 2018 and December 31, 2017, our debt was as follows:

(in thousands of $)	September 30, 2018	December 31, 2017
Golar Arctic facility	60,125	65,600
Golar Viking facility	48,177	52,083
2017 convertible bonds	350,148	340,173
Margin loan (1)	100,000	119,125
FLNG Hilli facility (2)	—	525,000
Hilli shareholder loans (6)	—	49,066
$1.125 billion facility (7)	179,202	195,449
Subtotal (excluding lessor VIE loans)	737,652	1,346,496
ICBCL VIE loans (3)	617,365	641,936
CCBFL VIE loan (3)	143,849	143,849
CMBL VIE loan (3)	125,937	198,613
COSCO Shipping VIE loan (3)(4)	98,727	104,006
CSSC VIE loan (2)(3)(5)	913,130	—
Total debt	2,636,660	2,434,900
Less: Deferred finance charges	(17,080)	(24,053)
Total debt, net of deferred finance charges	2,619,580	2,410,847
(1) During July 2018, amendments to the existing margin loan facility, secured by units in Golar Partners, were completed. Although most of the existing terms remain substantially unchanged, the facility will no longer amortize. Subject to the satisfaction of certain covenants, no further principal repayments will be required ahead of maturity in March 2020.
(2) In June 2018, we repaid $640.0 million on the pre-delivery credit facility and drew down $960.0 million on the post-acceptance sale and leaseback financing (the "Hilli Facility") in relation to the FLNG Hilli facility. The sale and leaseback arrangement is provided by a related party of CSSC.
(3) See note 8.
(4) In April 2018, the SPV, Oriental Fleet LNG 01 Limited, which owns the Golar Crystal, entered into a long-term loan facility for $101.0 million. The loan facility is provided by a related party of COSCO Shipping. The loan facility is denominated in USD, is a 10 year loan, limited to the term of the bareboat charter, bears interest at LIBOR plus a margin and is repayable in monthly installments with a balloon payment on maturity.
(5) On July 12, 2018, we entered into an agreement to guarantee the debt payable by Hilli Corp to creditor Fortune Lianjiang Shipping S.A. Under the guarantee we are severally liable for any outstanding principal, interest, expenses and other amounts that are payable, on a pro rata basis to our ownership in Common Units in Golar Hilli LLC. As of September 30, 2018 the amount we have guaranteed is $456.6 million.
(6) The Hilli shareholder loans were converted to equity on the Closing Date of the Hilli Disposal.
(7) During October 2018, amendments to the existing $1.125 billion facility were completed, extending the term of the commercial tranche by 5 years.

At September 30, 2018, our debt can be broken down as follows:

	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	31,900	799,011	830,911
Long-term debt	691,130	1,097,539	1,788,669
Total	723,030	1,896,550	2,619,580
(1) These amounts relate to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as variable interest entities (see note 8).

CSSC VIE loan

In June 2018, we repaid $640.0 million on the pre-delivery credit facility and entered into a sale and leaseback transaction pursuant to which we sold the Hilli to a CSSC entity ("Hilli Lessor VIE"), and leased back the vessel under a bareboat charter for a monthly hire rate.

As discussed in note 8, while we have no control over the funding arrangements of Hilli Lessor VIE, we consider ourselves to be the primary beneficiary and therefore are required to consolidate the Hilli Lessor VIE’s funding arrangements into our financial statements. Accordingly, in June 2018, Hilli Lessor VIE, which is the legal owner of the Hilli, entered into a secured financing agreement for $840.0 million. This loan facility is a 10 year non-recourse loan denominated in USD, bears interest at LIBOR plus a margin and is repayable in quarterly installments with a balloon payment on maturity. In addition to this facility, Hilli Lessor VIE entered into an internal loan with CSSC for $120.0 million. This loan bears no interest and is repayable on demand.